Accrued liabilities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accrued liabilities [Abstract]
Accrued Liabilities
Accrued liabilities consist of the following:

Dollars in thousands	March 31, 2020	December 31, 2019
Accrued professional fees	$2,118	$1,695
Accrued sales tax	1,056	1,233
Accrued payroll and benefits	686	994
Accrued trade promotions	166	357
Accrued dividends	290	256
Accrued interest	249	109
Other	5	77
Total accrued liabilities	$4,570	$4,721

Accrued liabilities consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Accrued professional fees	$1,695	$-
Accrued sales tax	1,233	-
Accrued payroll and benefits	994	85
Accrued trade promotions	357	-
Accrued dividends	256	-
Accrued interest	109	-
Other	77	-
Total accrued liabilities	$4,721	$85